Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2015
Summary of significant accounting policies
Basis of presentation	Basis of presentation The consolidated financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and the Affiliated PRC Entities of which the Company or a subsidiary of the Company is the primary beneficiary. All significant intercompany transactions and balances between the Company, its subsidiaries and the Affiliated PRC Entities are eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Areas where management uses subjective judgment include, but are not limited to, estimating the provisions for accounts and funds receivable, loss on contracts,   useful lives of long-lived assets and intangible assets, fair value of warrant liability and other derivatives embedded in long-term debt and the cancelation rate of air travel facilitating services sold; determining the purchase price allocation of business combination and share-based compensation expenses; assessing the impairment of long-term investments,  long-lived assets and goodwill, realizability of deferred tax assets, unrecognized tax benefits, display advertising revenue rebates and contingencies. Management bases the estimates on historical experience and various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from these estimates.

Foreign currency translation and transactions

Foreign currency translation and transactions

The functional currency of the Company and Queen’s Road is the United States dollar (“US$”). The Company’s PRC subsidiaries and the Affiliated PRC Entities determined their functional currency to be the Chinese Renminbi (“RMB”). The determination of the respective functional currency is based on the criteria of ASC 830, Foreign Currency Matters. The Company uses the RMB as its reporting currency. The Company uses the average exchange rate for the year and the exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive loss, a component of shareholders’ equity (deficit).

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Foreign currency denominated financial assets and liabilities are remeasured at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in the consolidated statements of comprehensive loss.

Convenience translation

Convenience translation

Amounts in U.S. dollars are presented for the convenience of the reader and are translated at the noon buying rate of 6.4778 per US$1.00 on December 31, 2015 in the City of New York for cable transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Reclassification of revenue amounts

Reclassification of revenue amounts

The Company presented revenues in the categories of flight and flight related, accommodation reservation, display advertising services and other services beginning January 1, 2015. Therefore, comparative amounts for the years ended December 31, 2013 and  2014 were reclassified to conform to the current year presentation. Such reclassifications had no effect on net loss, total assets, total liabilities or total shareholders’ (deficit) equity as previously reported.

Fair value of financial instruments

Fair value of financial instruments

Financial assets and liabilities of the Company primarily comprise of cash and cash equivalents, restricted cash, accounts receivable, funds receivable, short-term investments, due from and due to related parties, employee housing loan receivables (Note 20), customer advances and deposits, accounts payable, warrant liability, short-term loan and long-term debt. As of December 31, 2014 and 2015, the carrying values of these financial instruments, except for employee housing loan receivables, short-term loan, long-term debt and warrant liability, approximated their fair values due to the short-term nature of these instruments.

The fair value of the employee housing loan receivables, short-term loan and long-term debt have been calculated by discounting the expected future cash flows using rates currently available for instruments with similar terms, credit risk and remaining maturities. The calculated fair value approximated the carrying amounts of the outstanding employee housing loan receivables, short-term loan and long-term debt.

The Baidu Warrants (Note 13) is measured at fair value at each reporting date until the final measurement date, which is the date of completion of services required to earn each relevant tranche. The Company determined the fair value of warrant liability with the assistance of an independent third-party valuation firm.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted as to withdrawal and use. All highly liquid investments with original stated maturity of three months or less are classified as cash equivalents.

Restricted cash

Restricted cash

The Company acts as an intermediary between users and certain online travel agencies (“OTAs”), airline and hotel customers for the reservations originated through the Company’s website or mobile platform. The use of the cash collected from users for such reservations is restricted. Such restricted cash cannot be used for the operations of the Company or any other purpose not designated by users and is subject to remittance to these customers in a short period of time.

Restricted cash also includes cash deposits held by the Company’s banks for the issuance of guarantee letters to the Company’s business partners and as guarantee for loans to subsidiaries.

Short-term investments

Short-term investments

All highly liquid investments with original maturities of greater than three months, but less than twelve months, are classified as short-term investments. Short-term investments represented time deposits and financial products with original maturities exceeding three months but within twelve months held in various reputable financial institutions in the PRC.

Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recognized and carried at original invoiced amount less an allowance for any potential uncollectible amounts. An estimate for doubtful accounts is made when the collection of the full amount is no longer probable. Bad debts are written off as incurred.

The Company maintains allowances for doubtful accounts for estimated losses resulting from the failure of customers to make payments on time. The Company reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, the customer’s historical payment history, its current credit-worthiness and current economic trends.

Funds receivable

Funds receivable

Funds receivable are cash due from third-party on-line payment service providers, net of service fees, for clearing transactions. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. Receivable balances are written off after all collection efforts have been exhausted. As of December 31, 2014 and 2015, no allowance for doubtful accounts was provided for the funds receivable.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and are depreciated using the straight-line method over the shorter of the estimated useful lives of the asset or the term of the related lease, as follows:

Estimated useful life
Office furniture and equipment	3 or 5 years
Office computer equipment	3 years
Servers and network equipment	3 years
Software	3 years
Digital locks*	3 years
Leasehold improvements	Over the shorter of the lease term or the estimated useful lives of the assets of up to 3 years

* The Company’s apartment rental operations require the usage of digital locks to secure the apartments being rented out.

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets, net

Intangible assets, net

Intangible assets with finite lives are carried at cost less accumulated amortization and are amortized using the straight-line method over the estimated economic lives. As of December 31, 2015, the finite intangible asset represented the software platform with the estimated economic life 8 years acquired in 2015 (Note 8).

Intangible assets with indefinite lives mainly comprised of an acquired domain name which is measured on initial recognition at cost. The domain name may be used indefinitely without significant costs of renewal. The expected cash flows generated from the domain name is for an indefinite period. As a result, the domain name has been assessed as having an indefinite useful life. The domain name is not amortized, but instead tested for impairment at least annually, or more frequently if certain circumstances indicate a possible impairment may exist in accordance with ASC subtopic 350-30 (“ASC 350-30”), Intangibles-Goodwill and Other: General Intangibles Other than Goodwill. The Company performs its annual impairment assessment for acquired indefinite-lived intangible assets in December of each year.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the amounts assigned to the fair value of the assets acquired and the liabilities assumed of acquired businesses.

Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit. The Company determined that it had only one reporting unit as of December 31, 2015.

Long-term investments, net

Long-term investments, net

The Company’s long-term investments consist of cost method investments and equity method investments.

In accordance with ASC subtopic 325-20 (“ASC 325-20”), Investments-Other: Cost Method Investments, for investments in an investee over which the Company does not have significant influence and which do not have readily determinable fair value, the Company carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Company’s share of earnings since its investment. Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Cost method accounting is also applied to investments that are not considered as “in-substance” common stock investments, and do not have readily determinable fair values.

Investments in entities in which the Company can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC topic 323 (“ASC 323”), Investments-Equity Method and Joint Ventures. Under the equity method, the Company initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company subsequently adjusts the carrying amount of the investment to recognize the Company’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Company will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

Business combinations

Business combinations

The Company accounts for its business combinations using the acquisition method of accounting in accordance with ASC topic 805 (“ASC 805”): Business Combinations. The acquisition method of accounting requires all of the following steps: (i) identifying the acquirer, (ii) determining the acquisition date, (iii) recognizing and measuring the identifiable assets acquired, the liabilities assumed, and any noncontrolling interest in the acquiree and (iv) recognizing and measuring goodwill or a gain from a bargain purchase. The consideration transferred in a business combination is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of comprehensive loss as a gain.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Company determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates its long-lived assets or asset group with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of its long-lived assets or asset group may not be fully recoverable. When these events occur, the Company evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the assets, the Company recognizes an impairment loss based on the excess of the carrying amount of the long lived assets or asset group over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the assets or asset group when the market prices are not readily available for the long-lived assets or asset group. No impairment charge was recognized for any of the years presented.

Convertible debt instruments

Convertible debt instruments

ASC topic 815 (“ASC 815”), Derivatives and Hedging, requires all contracts which meet the definition of a derivative to be recognized on the balance sheet as either assets or liabilities and recorded at fair value. Changes in the fair value of derivative financial instruments are recognized periodically in earnings if it does not qualify for hedge accounting. The Company considers the Cash Conversion Subsections under ASC subtopic 470-20 (“ASC 470-20”), Debt with Conversion and Other Options, in accounting for its long-term debt that may be settled in cash or other assets upon conversion, including partial cash settlement, unless the embedded conversion option is required to be separately accounted for as a derivative instrument under ASC 815.   ASC470-20  requires a convertible debt instrument to be separated into its liability and equity components by allocating the issuance proceeds to each of those components. The debt component is initially measured at its fair value considering all terms except the conversion option. The equity component is classified in stockholders’ equity (deficit) and measured as the residual amount. The resulting excess of the principal amount of the liability component over its carrying amount is amortized to interest cost using interest method. The equity component shall not be remeasured as long as it continues to meet the equity classification.

If a convertible debt instrument within the scope of the Cash Conversion Subsections contains embedded features other than the embedded conversion option, ASC 815 shall be applied to determine if any of those features must be separately accounted for as a derivative instrument. Transaction costs incurred with third parties other than the investors and that directly relate to the issuance of convertible debt instruments within the scope of the Cash Conversion Subsections are allocated to the liability and equity components in proportion to the allocation of proceeds and accounted for as debt and equity issuance costs, respectively.

If an instrument within the scope of the ASC 470-20 is derecognized, the Company allocates the consideration transferred and transaction costs incurred to the extinguishment of the liability component and the reacquisition of the equity component.

To account for the extinguishment of the instrument, an amount equal to the fair value of the liability component immediately prior to extinguishment is deducted from the fair value of the total settlement consideration transferred and allocated to the liability component. Any difference between the amount allocated to the liability and the net carrying amount of the liability component, including any unamortized debt issue costs, is recognized in earnings as a gain or loss on debt extinguishment. Any remaining consideration is allocated to the reacquisition of the equity component and recognized as a reduction of shareholders’ equity.

Revenue recognition

Revenue recognition

The Company’s revenue is primarily derived from flight and flight related services, accommodation reservation services, display advertising services and other services. Revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, price is fixed or determinable and the collectability of the related fee is reasonably assured in accordance with ASC 605, Revenue Recognition (“ASC 605”). Specifically, contracts are signed to establish significant terms such as the price and specific services to be provided. The Company assesses the creditworthiness of its customers prior to signing the contracts to ensure collectability is reasonably assured. Non-refundable payments received before all of the relevant criteria for revenue recognition are satisfied are recorded as customer advances and deposits.

When flight and flight related services, display advertising services and other services arrangements with a customer involve multiple elements as defined in ASC 605-25, the total arrangement consideration is allocated to the separate deliverables on the basis of their relative selling price. Relative selling price is based on vendor specific objective evidence (“VSOE”) if available, third-party evidence (“TPE”) if VSOE is not available or management’s best estimate of selling price (“BESP”) if neither VSOE nor TPE are available. In determining its BESP for each deliverable, the Company considers its overall pricing model and objectives, as well as market or competitive conditions that may impact the price at which the Company would transact if the deliverables were sold regularly on a standalone basis. In addition, the consideration allocated to the delivered element is limited to the amount that is not contingent upon the delivery of additional deliverables or meeting other specified performance conditions. The Company monitors the conditions that affect its determination of selling price for each deliverable and reassesses such estimates periodically.

Flight and flight related services

Flight and flight related services revenues mainly represent commission revenues from reservations of air tickets and related services. The Company receives fees from OTAs and airlines for reservations and sales of flight related services, including the sales of insurance policies on the Company’s website and mobile platform. Fees from flight and flight related services are recognized as revenue, net of estimated cancellations, upon the issuance of flight tickets by OTAs or airlines. Estimated cancellations were insignificant for the years ended December 31, 2013, 2014 and 2015. The Company considers the above arrangements in accordance with ASC 605 and has concluded that it acts as an agent, generally, does not assume inventory risks. Therefore, the Company presents revenues from such transactions on a net basis in the consolidated statements of comprehensive loss.

In 2015, the Company pre-purchases air tickets from airlines to sell on its website and mobile platform. On such transactions, the Company acts as the principal and presents revenues on a gross basis. Revenues recognized on a gross basis represent the sales prices of the air tickets sold and the costs of the air tickets paid to the airlines are recorded as “cost of revenues” in the consolidated statements of comprehensive loss.

Accommodation reservation services

The Company receives commissions from hotels and OTAs for hotel room reservations through the Company’s website and mobile platform. Fees from hotel reservation services are recognized upon the reservation of the hotel rooms or after confirmation with the hotel that the end user has completed his or her stay depending on the terms and conditions of the underlying contract. When the Company’s contracts with the hotels state that the Company earns the fees regardless of whether the end users complete their stay at the hotels, fees are recognized upon the reservation of the hotel room. The Company presents revenues from such transactions on a net basis where the Company acts as an agent which does not assume inventory risk for hotel room nights.

In 2015, the Company pre-purchases hotel rooms from hotels to sell on its website and mobile platform. On such transactions, the Company acts as the principal and presents revenues on a gross basis. Revenues recognized on a gross basis represent the sales prices of the hotel rooms sold and the costs of the hotel rooms paid to the hotels are recorded as “cost of revenues” in the consolidated statements of comprehensive loss.

Display advertising services

The majority of the Company’s display advertising service arrangements involves multiple deliverables such as banner advertisements, logos and other media insertions that are delivered over the same period or different periods of time. The Company, as an industry practice in the PRC, regularly provides display advertising services at a discount to its standard rates. These discounts are in the form of free advertising elements, of which the duration and other terms of services are specified as part of the revenue contract. The banner advertisements, logos, other media insertions and free elements are each considered to be a separate deliverable in the multiple element arrangements.

Revenue is recognized ratably when the deliverables are published over the stated display period.

Rebates provided to customers of display advertising services

The Company provides cash incentives in the form of rebates to certain advertising agencies based on the cumulative advertising volume during each fiscal year. Such rebates are recorded as a reduction of revenue in the period revenue is recognized. Rebates to advertising agencies amounted to RMB7,878, RMB11,925 and RMB19,155 (US$2,957) for the years ended December 31, 2013, 2014 and 2015, respectively.

Other services

The other services primarily represent commissions received from OTAs and local tour agencies for the reservation of vacation packages on the Company’s website, reservation of railway tickets and car tickets, third-party online payment platforms for payments originating from user online bookings through the Company’s website or mobile platform. The commission is based on a contracted percentage of the total payments processed. Revenue is recognized, on a net basis, when the four revenue recognition criteria in accordance with ASC 605 as shown above have been met. When the Company acts as the principal in selling pre-purchased services such as vacation packages assuming inventory risk, the Company presents revenues on a gross basis in “Other services” in the consolidated statements of comprehensive loss.

Revenues from flight and flight related, accomodation reservation and other services booked on a gross basis were RMB604,519 (US$93,322) for the year ended December 31, 2015.

Coupon programs

In 2015, the Company launched various coupon programs through which the Company offers incentives to end users primarily under the services arrangements where the Company acts as an agent to its customers including OTA, airlines and hotels:

a.	Red pocket coupons

The Company issues “red pocket coupons” to end users upon their completion of certain actions unrelated to the purchases of customer products on the Company’s mobile platform, or from time to time, without any actions required from the end users. The red pocket coupons can be used primarily in future purchases of eligible customer products offered on the Company’s mobile platform reducing purchase price. The red pocket coupons expire at the end of the quarter during which they are issued.

b.	Consumption points program

The Company issued “consumption points” that the end users accumulate from purchases of all customer products offered on the Company’s website and mobile platform. Consumption points are convertible into red pocket coupons that can be used to reduce the purchase price of eligible customer products offered on the Company’s mobile platform in future purchases. The consumption points could convert to red pocket coupons which expire at the end of the quarter during which they are granted.

c.	Product-specific coupons

Product-specific coupons for car service or movie tickets, issued with or without the end users completing current purchases on the Company’s platforms, can be used against future purchases of the same products to reduce purchase price. The product-specific coupons generally expire within 3 months from issuance.

As the end users are required to make future purchases of the customers’ products on the Company’s website or mobile platform to redeem the coupons, the Company recognizes the amounts of coupons redeemed by the end users as marketing expense when future purchases are made.  Whereas the Company presents coupons issued to end users in connection with current sales to customers as reduction of revenue.  When coupons are redeemed in sales under arrangements where the Company acts as the principal, the amount of coupons redeemed by customers are presented as reduction of revenue.

Cost of revenues

Cost of revenues

Cost of revenues consists primarily of sales taxes (including business tax and output value-added tax) and surcharges, cost of the air tickets and hotel rooms purchased from airlines and hotels, online payment processing fees, travel related data acquisition costs, bandwidth and server hosting costs, depreciation, payroll and related costs of operations.

The Company incurs sales taxes and surcharges in connection with the provision of flight and flight related services, accommodation reservation services, display advertising services and other services in the PRC. According to ASC 605, the Company includes such taxes incurred in cost of revenues which amounted to RMB83,641, RMB164,894 and RMB256,246 (US$39,558) for the years ended December 31, 2013, 2014 and 2015, respectively.

Advertising expenses

Advertising expenses

Advertising expenses, other than expense from Baidu Zhixin Cooperation (Note 13), which primarily includes online marketing expenses and brand marketing expenses through various other forms of media, are included in sales and marketing expenses in the consolidated statements of comprehensive loss. Online marketing expenses include search engine fees, link placement fees and contextual advertising placement fees for the acquisition of traffic to the Company’s website or mobile platform when incurred. Online marketing expenses also include expenses incurred for the promotion of the Company’s mobile applications. Advertising expenses for the years ended December 31, 2013, 2014 and 2015 were RMB208,230, RMB595,476 and RMB1,737,490 (US$268,222), respectively.

Product sourcing	Product sourcing Product sourcing expenses primarily consist of expenses incurred to develop and maintain the network of the Company’s travel service providers.
Product developments

Product developments

Product development expenses primarily consist of salaries and related compensations for product development personnel who are responsible for developing, improving as well as maintaining the Company’s website and mobile platform. Product development expenses are recognized as incurred. The Company recognizes website and software development costs in accordance with ASC 350, Intangibles-Goodwill and Other. The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software for internal use and website contents. The Company capitalizes software development costs that fulfill the capitalization criteria. Website and software development costs subject to capitalization have been insignificant.

Leases

Leases

Leases are classified as either capital or operating leases at the inception date. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases and such rental payments are expensed on a straight-line basis over the periods of their respective lease terms. The Company leases office space and server racks under operating lease agreements. Certain of the lease agreements contain rent holidays. Rent holidays are considered in determining the straight-line rent expense to be recorded over the lease term. The lease term begins on the date of initial possession of the lease property for purposes of recognizing lease expense on a straight-line basis over the term of the lease.

The Company had no capital leases as of December 31, 2014 and 2015.

Income taxes

Income taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in tax expense in the period that includes the enactment date of the change in tax rate.

In accordance with the provisions of ASC 740, Income taxes, the Company recognizes in its financial statements the benefit of a tax position if the tax position is more likely than not to prevail based on the facts and technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit that has a greater than fifty percent likelihood of being realized upon settlement. The Company estimates its liability for unrecognized tax benefits which may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The ultimate outcome for a particular tax position may not be determined with certainty prior to the conclusion of a tax audit and, in some cases, appeal or litigation process. The actual benefits ultimately realized may differ from the Company’s estimates. As each tax audit is concluded, adjustments, if any, are recorded in the Company’s financial statements. Additionally, in future periods, changes in facts, circumstances and new information may require the Company to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. The Company has elected to classify interest and penalties related to unrecognized tax benefits in the consolidated statements of comprehensive loss as income tax expense.

Share-based compensation

Share-based compensation

Options granted to employees

The Company applies ASC 718, Compensation — Stock Compensation (“ASC 718”) to account for its employee share-based compensation.

In accordance with ASC 718, the Company determines whether an award should be classified and accounted for as a liability award or equity award. All grants of share-based awards to employees classified as equity awards are recognized in the financial statements based on their grant date fair values. Specifically, the grant date fair value of share options are calculated using an option pricing model. The Company has elected to recognize compensation expense using the straight-line method for all employee equity awards granted with graded vesting based on service conditions provided that the amount of compensation cost recognized at any date is at least equal to the portion of the grant-date value of the options that are vested at that date.

For certain share options granted to corporate headquarter employees prior to December 9, 2015, there was a performance target that affects the exercisability of the award, which can be achieved after the requisite service period. That is, the employee was eligible to vest in the award regardless of whether the employee was rendering service on the date the performance target is achieved. The Company accounts for the performance target as a performance condition. As such, the performance target was not reflected in estimating the fair value of the award at the grant date. Compensation cost was recognized in the period in which it became probable that the performance target would be achieved. If the performance target became probable of being achieved before the end of the requisite service period, the remaining unrecognized compensation cost was recognized prospectively over the remaining requisite service period.

The service inception date is the date at which the requisite service period begins. If it is determined that the service inception date precedes the grant date, recognition of compensation cost for the period between the service inception date and the grant date is based on the fair value of the award at the reporting dates that occur before the grant date. The service inception date precedes the grant date if an award is authorized, the recipient begins to provide services and either the award’s terms do not include a substantive future requisite service condition that exists at the grant date or the award contains a market or performance condition that if not satisfied during the service period preceding the grant date and following the inception of the arrangement results in forfeiture of the award. An award is authorized when all approval requirements are completed, including action by the Board of Directors approving the award and the number of options or other equity instruments to be issued to individual employees.

To the extent the required vesting conditions are not met resulting in the forfeiture of the share-based awards, previously recognized compensation expense relating to those awards are reversed. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates.

Forfeiture rates are estimated based on historical and future expectations of employee turnover rates and are adjusted to reflect future changes in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense is recorded only for those share-based awards that are expected to vest. To the extent the Company revises these estimates in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods. The Black-Scholes-Merton option pricing model was applied in determining the estimated fair value of the options granted to employees.

According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.

Warrants issued to non-employees

The Company accounted for the warrants issued to non-employees following the measurement guidance in ASC505-50, Equity, Equity-Based Payments to Non-Employees and classified the warrants issued as a liability pursuant to the classification guidance in ASC 505-50-25-10 and ASC 718-10-25-11.

For the warrants issued to non-employees that was classified as liabilities, it was measured at fair value at each reporting date until the final measurement date, which was the date of completion of services required to earn the warrants. The cost associated with the warrants issued was recognized ratably over the period of service required to earn each tranche of warrants. Upon vesting, the warrants continue to be accounted for as a liability in accordance with ASC 480-10-25-8 and measured in accordance with ASC 480-10-35 at every reporting period until the warrants were settled. Changes in the fair value of the vested warrants were recognized in earnings in the accompanying consolidated statements of comprehensive loss.

Loss per share

Loss per share

Loss per share is calculated in accordance with ASC 260, Earnings Per Share. Basic loss per common share is computed by dividing net loss attributable to holders of common shares by the weighted average number of common shares outstanding during the period using the two-class method.  Under the two-class method, net income is allocated between ordinary shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. For the years ended December 31,  2013, 2014 and 2015, the two-class method is applicable because the Company has two classes of ordinary shares outstanding, Class A and Class B ordinary shares, respectively (note 17). The participation rights (liquidation and dividend rights) of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting and conversion. As a result, and in accordance with ASC 260, Earnings Per Share, the undistributed income for each year is allocated based on the contractual participation rights of the Class A and Class B ordinary shares. As the liquidation and dividend rights are identical, the undistributed income is allocated on a proportionate basis.

Basic loss per ordinary share is computed by dividing loss attributable to holders of ordinary shares by the weighted-average number of ordinary shares outstanding during the period. Diluted loss per share is calculated by dividing net loss attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Ordinary equivalent shares consist of ordinary shares issuable upon the conversion of share options, long-term debt and Baidu Warrants, using the treasury stock method. Ordinary share equivalents are excluded from the computation of diluted loss per share if their effects would be anti-dilutive. Basic and diluted loss per ordinary share is presented in the Company’s consolidated statements of comprehensive loss.

Comprehensive loss

Comprehensive loss

Comprehensive loss is defined to include all changes in shareholders’ equity (deficit) except those resulting from investments by owners and distributions to owners. Among other disclosures, ASC 220-10, Comprehensive Income: Overall requires that all items that are required to be recognized under current accounting standards as components of comprehensive income be reported in a financial statement that is displayed with the same prominence as other financial statements. For each of the periods presented, the Company’s comprehensive loss includes foreign currency translation adjustments and is presented in the consolidated statement of comprehensive loss. There have been no reclassifications out of accumulated other comprehensive (loss) income to net loss for the periods presented.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company’s chief operating decision maker, the Chief Executive Officer, reviews the consolidated results when making decisions about allocating resources and assessing performance of the Company as a whole and hence, the Company has only one operating segment as its reportable segment. The Company does not distinguish between markets or segments for the purpose of internal reporting. The Company’s long-lived assets are substantially all located in the PRC and substantially all the Company’s revenues are derived from within the PRC. Therefore, no geographical segments are presented.

Contingencies

Contingencies

When a loss contingency is at least reasonably possible, then the Company discloses an estimate of the loss or range of loss, if such estimate can be made and material, or states that such estimate is immaterial if it can be estimated but immaterial, or discloses that an estimate cannot be made. The assessment of whether a loss is probable or reasonably possible, and whether the loss or a range of loss is estimable, often involve complex judgments about future events. Management is often unable to estimate the loss or a range of loss, particularly where (i) the amounts including damages sought are indeterminate, (ii) the proceedings are in the early stages, or (iii) there is a lack of clear or consistent interpretation of laws specific to the matter among different jurisdictions. In such cases, there is considerable uncertainty regarding the timing or ultimate resolution of such matters, including eventual loss, fine, penalty or business impact, if any.

Concentration of risks

Concentration of risks

Concentration of credit risk

Financial instruments that are potentially subject to credit risk consist of cash and cash equivalents, restricted cash,  accounts and funds receivable, short-term investments,  and employee housing loan receivables (Note 21). The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk. The deposits placed with financial institutions are not protected by statutory or commercial insurance. In the event of bankruptcy of one of these financial institutions, the Company may be unlikely to claim its deposits back in full. Management believes that these financial institutions are of high credit quality and continually monitors the credit worthiness of these financial institutions.

Accounts receivable are typically unsecured and are derived from revenue earned from customers. The risk is mitigated by credit evaluations the Company performs on its customers’ financial conditions and ongoing monitoring process of outstanding balances. Funds receivable represent amount due from third-party payment service providers. The Company carefully considers and monitors the credit worthiness of the third-party payment service providers to mitigate any risks associated with funds receivable. Employee housing loan receivables are typically unsecured. The risk is mitigated by the Company’s ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses and these losses have generally been within expectations. No customer individually represented greater than 10% of the total accounts receivable as of December 31, 2014 and 2015.

Business, customer, political, social and economic risks

The Company participates in a dynamic high technology industry and believes that changes in any of the following areas could have a material adverse effect on the Company’s future financial position, results of operations or cash flows: changes in the overall demand for services and products; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in bandwidth suppliers; changes in certain strategic relationships or customer relationships; regulatory considerations; copyright regulations; and risks associated with the Company’s ability to attract and retain employees necessary to support its growth.

The Company’s operations could be adversely affected by significant political, economic and social uncertainties in the PRC. Internet and advertising related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any Internet content provider business. In addition, PRC regulations generally require any foreign entities that invest in the advertising services industry to have at least a two-year track record with a principal business in the advertising industry outside of the PRC.

Currently, the Company conducts its operations in the PRC through Contractual Agreements entered between the Company, the WFOE and the Affiliated PRC Entities. Based on the opinion of TransAsia Lawyers, the Company’s PRC legal counsel, the corporate structure and Contractual Agreements of the Affiliated PRC Entities and the PRC subsidiaries are in compliance with all existing PRC laws and regulations. Therefore, in the opinion of management, (i) the ownership structure of the Company and the Affiliated PRC Entities is in compliance with existing PRC laws and regulations; (ii) the Contractual Agreements with the VIE and its Nominee Shareholders are valid and binding, and will not result in any violation of PRC laws or regulations currently in effect; and (iii) the Company’s business operations are in compliance with existing PRC law and regulations in all material respects. However, the legal system in PRC is not as developed as in other jurisdictions, such as the United States. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these Contractual Agreements. In addition, the relevant regulatory authorities may find the current Contractual Agreements and businesses to be in violation of any existing or future PRC laws or regulations. If the Company or any of its current or future Affiliated PRC Entities are found in violation of any existing or future laws or regulations, or fail to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including revoking the business licenses or operating licenses of the WFOE, and Affiliated PRC Entities, shutting down the Company’s servers or blocking the Company’s websites, discontinuing or placing restrictions or onerous conditions on the Company’s operations.

The Affiliated PRC Entities contributed 9.2%, 7.8% and 32.0% of the Company’s consolidated revenues for the years ended December 31, 2013, 2014 and 2015, respectively.

Currency convertibility risk

A majority of the Company’s sales and expenses and a significant portion of the Company’s assets and liabilities are denominated in RMB. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approvals of foreign currency payments by the PBOC or other institutions require submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Additionally, the value of the RMB is subject to changes in central government policies and international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market.

Foreign currency exchange rate risk

Since July 21, 2005, the RMB was permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. There was appreciation of RMB against US$ of approximately 2.8% in the year ended December 31, 2013 and depreciation of 2.5% and  4.4% in the years ended December 31, 2014 and 2015, respectively. It is difficult to predict how market forces or PRC or US government policy may impact the exchange rate between the RMB and the US$ in the future. Any significant revaluation of RMB may materially and adversely affect the Company’s cash flows, revenues, earnings and financial position, and the value of, and any dividends payable on, the ADS in US$.

Recently issued accounting pronouncements

Recently issued accounting pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2014-09 (“ASU 2014-09”), Revenue from Contracts with Customers, which supersedes the revenue recognition requirements in ASC 605, Revenue Recognition. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of the promised goods or services to customers in an amount that reflects the consideration to which entity expects to be entitled to in exchange for goods or services. The amendments in ASU 2014-09 are effective for annual reporting periods beginning after December 15, 2016, including interim period within that reporting period. Early adoption is not permitted. In August 2015, the FASB issued ASU No. 2015-14, Revenue from Contracts with Customers-Deferral of the effective date (“ASU 2015-14”). The amendments in ASU 2015-14 defer the effective date of ASU 2014-09 issued in May 2014. According to ASU 2015-14, the new revenue guidance ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. Earlier application is permitted only as of annual reporting periods beginning after December 15, 2016, including interim reporting periods within that reporting period. The Company is in the process of evaluating its contracts with customers under the new standard and cannot currently estimate the financial statement impact of adoption.

In April 2015, the FASB issued ASU No. 2015-03 (“ASU 2015-03”), Interest — Imputation of Interest. To simplify presentation of debt issuance costs, ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. The recognition and measurement guidance for debt issuance costs are not affected by the amendments in this Update. ASU 2015-03 is effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. The Company early adopted ASU 2015-03 in April 2015. The Company has determined and elected to early adopt the guidance.

In September 2015, the FASB issued ASU No. 2015-16, Simplifying the Accounting for Measurement-Period Adjustments, which eliminates the requirement for acquirers in a business combination to account for measurement-period adjustments retrospectively. Instead, acquirers must recognize measurement-period adjustments during the period in which they determine the amounts, including the effect on earnings of any amounts that would have been recorded in previous periods if the accounting had been completed at the acquisition date. This update is effective for interim and annual periods beginning after December 15, 2015, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In November 2015, the FASB issued ASU No. 2015-17, Income Taxes (Topic 740):  Balance Sheet Classification of Deferred Taxes, which simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods. All short-term deferred tax assets and liabilities will be reclassified to long-term assets and liabilities upon adoption of this update. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In February, 2016, the FASB issued ASU No. 2016-02, Leases, which requires lessees to recognize assets and liabilities related to lease arrangements longer than 12 months on the balance sheet. This standard also requires additional disclosures by lessees and contains targeted changes to accounting by lessors. The updated guidance is effective for interim and annual periods beginning after December 15, 2018, and early adoption is permitted. The recognition, measurement, and presentation of expenses and cash flows arising from a lease by a lessee have not significantly changed from previous GAAP.  The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In March 2016, the FASB issued ASU No. 2016-07, Investments—Equity Method and Joint Ventures (Topic 323): Simplifying the Transition to the Equity Method of Accounting, which eliminates the requirement to retrospectively apply the equity method in previous periods. Instead, the investor must apply the equity method prospectively from the date the investment qualifies for the equity method. The amendments in this update are effective for financial statements issued for annual periods beginning after December 15, 2016, and interim periods within those annual periods, with early adoption permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.